Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair value Disclosure [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 were as follows (in thousands):

Description	March 31, 2022	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash	$59,769	$59,769	—	$—
Money market funds	9,806	9,806	—	—
Corporate debt securities—due in one year or less	28,804	—	28,804	—
US Treasury obligation—due in one year or less	11,882	11,882	—	—
Corporate debt securities—due in more than one year to five years	2,638	—	2,638	—

Total	$112,899	$81,457	$31,442	$—

Liabilities:
Warrant liability	$581	$—	$—	$581

Total	$581	$—	$—	$581

Description	December 31, 2021	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash	$57,213	$57,213	$—	$—
Money market funds	35,089	35,089	—	—
Corporate debt securities—due in one year or less	30,088	—	30,088	—
US Treasury obligation—due in one year or less	7,979	7,979	—	—
US Treasury obligation—due in more than one year to five years	3,986	3,986	—	—
Corporate debt securities—due in more than one year to five years	9,052	—	9,052	—

Total	$143,407	$104,267	$39,140	$—

Liabilities:
Warrant liability	$3,029	$—	$—	$3,029

Total	$3,029	$—	$—	$3,029

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 and 2020 were as follows (in thousands):

Description	December 31, 2021	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash	$57,213	$57,213	$—	$—
Money market funds	35,089	35,089	—	—
Corporate debt securities – due in one year or less	30,088	—	30,088	—
US Treasury obligation – due in one year or less	7,979	7,979	—	—
US Treasury obligation – due in more than one year to five years	3,986	3,986	—	—
Corporate debt securities – due in more than one year to five years	9,052	—	9,052	—

Total	$143,407	$104,267	$39,140	$—

Liabilities:
Warrant liability	$3,029	$—	$—	$3,029

Total	$3,029	$—	$—	$3,029

Description	December 31, 2020	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash	$47,579	$47,579	$—	$—
Money market funds	126,405	126,405	—	—

Total	$173,984	$173,984	$—	$—

Liabilities:
Warrant liability	$19,711	$—	$—	$19,711

Total	$19,711	$—	$—	$19,711

Summary of Assumptions Used to Record Fair Value of Warrants
A summary of the Black Scholes pricing model assumptions used to record the fair value of the Warrants is as follows:

	March 31, 2022	December 31, 2021
Stock price	$1.19	$3.26
Risk-free interest rate	2.44%	1.11%
Dividend yield	—	—
Expected life (in years)	3.69	3.94
Expected volatility	85.49%	81.14%

A summary of the Black Scholes pricing model assumptions used to record the fair value of the warrants is as follows:

	December 31, 2021	December 31, 2020
Stock price	$3.26	$10.85
Risk-free interest rate	1.11%	0.35%
Dividend yield	—	—
Expected life (in years)	3.94	4.94
Expected volatility	81.14%	82.66%

Summary of Changes in Level 3 Warrant Liability Measured at Fair Value on Recurring Basis
The following table reflects the change in the Company’s Level 3 Warrant liability for the three months ended March 31, 2022 and the year ended December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Fair value of warrant liability as of beginning of the period	$3,029	$19,711
Change in fair value	(2,448)	(16,682)

Fair value of warrant liability as of end of the period	$581	$3,029

The following table reflects the change in the Company’s Level 3 Warrant liability for the years ended December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Fair value of warrant liability as of beginning of year	$19,711	$19,336
Change in fair value	(16,682)	375

Fair value of warrant liability as of end of year	$3,029	$19,711

Tyme Technologies, Inc. and Subsidiaries [Member]
Fair value Disclosure [Line Items]
Summary of Assumptions Used to Record Fair Value of Warrants
The following table details key inputs and assumptions used to estimate the fair value of the May 2020 Warrant as of March 31, 2022 and March 31, 2021 using a Black Scholes model:

	May 2020 Warrant	May 2020 Warrant
	March 31, 2022	March 31, 2021
Stock price	$0.35	$1.78
Volatility	98%	78%
Remaining term (years)	2.01	3.01
Expected dividend yield	—	—
Risk-free rate	2.28%	0.35%

Summary of Changes in Level 3 Warrant Liability Measured at Fair Value on Recurring Basis
The following table summarizes activity for liabilities measured at fair value using Level 3 significant unobservable inputs:

Warrant liability
Beginning balance, March 31, 2021	$1,931,921
Change in fair value of May 2020 Warrant liability	(1,807,441)

Ending balance, March 31, 2022	$124,480

Summary of Financial Instruments Measured at Fair Value on Recurring Basis
The Company’s financial instruments measured at fair value on a recurring basis are as follows:

March 31, 2022	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash equivalents
Money market funds	$3,409,178	$3,409,178	$—	$—
Marketable Securities
Short-term
Corporate debt securities	26,195,025	—	26,195,025	—
Municipal debt securities	34,416,936	—	34,416,936	—
Long-term
Corporate debt securities	6,293,015	—	6,293,015	—
Municipal debt securities	2,787,656	—	2,787,656	—

	$73,101,810	$3,409,178	$69,692,632	$—

Financial liability
Warrant liability	$124,480	$—	$—	$124,480

March 31, 2021
Warrant liability	$1,931,921	—	—	$1,931,921